Goodwill - Details of the Changes in Goodwill (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance	₩ 1,915,017	₩ 1,932,452
Acquisition	1,206,702	35,221
Disposal	(807)
Impairment loss	(166,838)	(33,441)
Other	(15,511)	(19,215)
Ending balance	₩ 2,938,563	₩ 1,915,017